Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Aug. 05, 2011
ING Global Target Payment Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009	24.43%
Annual Return 2010	rr_AnnualReturn2010	11.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class C shares' year-to-date total return as of June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.04%)
1 Yr	rr_AverageAnnualReturnYear01	10.22%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2008
ING Global Target Payment Fund | Class C | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.60%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
ING Global Target Payment Fund | Class C | After tax on distributions with sale
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.67%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
ING Global Target Payment Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.08%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.91%	[1]
1 Yr	rr_ExpenseExampleYear01	194
3 Yrs	rr_ExpenseExampleYear03	600
1 Yr	rr_ExpenseExampleNoRedemptionYear01	194
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	600
ING Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Global Target Payment Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to meet the managed payment policy of the Fund, while seeking to preserve the investors' capital over the long term.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund's secondary investment objective is to seek the potential for long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives through a combination of strategic allocation to a diversified portfolio of ING Funds ("Underlying Funds") invested in global equity; fixed-income, including floating rate loans, real estate and alternative securities, and a managed payment policy (the "Managed Payment Policy").

The Managed Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.044 per share for Class R shares for 2011 based on annual payment rates of 6.5% for Class R shares. The Fund's sub-adviser, ING Investment Management Co. ("Sub-Adviser"), in its discretion, and with assistance from the Fund's administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund's objectives, net asset value evolution and fee structure of each class of the Fund's shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views.

The Fund uses a proprietary asset allocation strategy to determine the percentage of the Fund's net assets to invest in each of the Underlying Funds (the "Target Allocations"). Under normal conditions, approximately 65% of the Fund's net assets will be allocated to Underlying Funds investing in equity securities; approximately 30% of the Fund's net assets will be allocated to Underlying Funds investing in fixed-income securities, including floating rate loans; and approximately 5% of the Fund's net assets would be allocated to Underlying Funds pursuing alternative strategies. The Sub-Adviser seeks to diversify the Fund's holdings by including Underlying Funds that invest in companies of all market capitalizations, that invest using a growth or value style and that invest in companies in both developed countries and countries with emerging securities markets and real estate securities. The fixed-income portion of the Fund's portfolio will be invested in Underlying Funds that have an average quality rating of at least investment-grade and have a dollar-weighted average duration between three and ten years. Underlying Funds may be invested in high-yield debt securities, commonly referred to as "junk bonds," which are rated below investment-grade. The Fund's pro rata portion of such high-yield debt securities may be up to 10% of the Fund's assets.

In addition to investing in the Underlying Funds, the Fund may also invest up to 10 percent of its assets in exchange-traded funds, subject to restrictions of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder ("1940 Act"), to gain exposure to equity securities, fixed-income securities or alternative strategies if no Underlying Fund substitute is available.

The Target Allocations may be changed by the Sub-Adviser at any time and actual allocations of the Fund's assets may deviate from the Target Allocations. The Fund may be rebalanced periodically to return to the Target Allocations and inflows and outflows may be managed to attain the Target Allocations.

The Fund also employs a strategy (the "Option Strategy") of writing (selling) call options (each a "Call Option") on equity indices, baskets of securities and exchange-traded funds in an attempt to generate gains from option premiums as a means of enhancing payments to shareholders and reducing volatility. The notional value of the Call Options may not exceed 25% of the Fund's net assets and is expected under normal conditions to be approximately 10% to 15% of the Fund's net assets. Because the performance of the securities underlying each Call Option are expected to correlate closely with the performance of one or more Underlying Funds, during the term of each Call Option the Fund will be effectively giving up all or a portion of the benefits it would otherwise realize from a potential increase in the value of such Underlying Funds. Thus, the Option Strategy may limit the Fund's ability to benefit from appreciation of Underlying Funds. At the same time, the premium received in connection with the sale of Call Options may partially offset potential declines in value of the Underlying Funds during periods of declining markets.

The Fund may utilize additional option strategies, including utilizing call spreads, purchase put options or other types of options.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation  Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call   During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Company  The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund or an Underlying Fund and reduce its returns.

Floating Rate Loans  The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate  With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  Certain Underlying Funds invest based on a proprietary model managed by the Sub-Adviser. The Sub-Adviser's proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors.

Liquidity  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Managed Payment  The Fund is expected to make monthly payments under its Managed Payment Policy regardless of the Fund's investment performance. Because these payments will be made from Fund assets, the Fund's monthly payments may reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its payments to shareholders under the Managed Payment Policy. The Fund may, under its Managed Payment Policy, return capital to shareholders which will decrease their cost basis in the Fund and will affect the amount of any capital gain or loss that shareholders realize when selling or exchanging their Fund shares.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Options  The Fund could lose money if it sells call options on securities or indices whose value then rises above the buyer's exercise price. By selling call options to hedge against the risk of loss on its investments, the Fund could miss out on gains.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy  Because the Fund allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Fund's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs")  Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures  The Fund may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. Because Class R shares of the Fund had not commenced operations as of the calendar year ended December 31, 2010, the following bar chart shows the changes in the Fund's Class C shares' performance from year to year, and the table compares the Fund's Class C shares' performance to the performance of a broad-based securities market index/indices for the same period. Class R shares and Class C shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class R shares' performance would be higher than Class C shares' performance because of the higher expenses paid by Class C shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class C shares, but does not reflect the impact of contingent deferred sales charges. If it did, returns would be lower than those shown. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Because Class R shares of the Fund had not commenced operations as of the calendar year ended December 31, 2010, the following bar chart shows the changes in the Fund's Class C shares' performance from year to year, and the table compares the Fund's Class C shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class C shares, but does not reflect the impact of contingent deferred sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 16.13% and Worst quarter: 1st 2009, (9.04)% The Fund's Class C shares' year-to-date total return as of June 30, 2011: 4.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Global Target Payment Fund | DJ MP Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.95%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[4],[5]

[1]	Based on Class A shares' expenses adjusted for current contractual rates and class specific differences.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.55% for Class R shares through March 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[4]	The index returns do not reflect deductions for fees, expenses or taxes.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.